Net Loss Per Share (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Numerator:
Loss available to common stockholders	$ (4,272,532)	$ (2,433,431)
Denominator:
Weighted average number of common shares outstanding	22,686,892	20,638,360
Basic and diluted EPS	$ (0.19)	$ (0.12)